Income Taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disposal Groups, Including Discontinued Operations [Line Items]
Current income tax expense(1)	$ 35	$ 28	$ 79
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences	22	(61)	(110)
Deferred income tax expense resulting from changes in tax rates or laws	(31)	0	110
Writedown (reversal of writedown) of deferred income tax assets	(9)	27	(15)
Current income tax expense	35	28	79
Deferred income tax recovery	(18)	(34)	(15)
Income tax expense (recovery)	17	$ (6)	$ 64
Net deferred tax assets	6
Tax Cuts and Jobs Act of 2017, change in rage, deferred tax asset, income tax expense (benefit)	104
Tax Cuts and Jobs Act of 2017, change in tax Rate, deferred tax liability, income tax (expense) benefit	110
Deferred tax expense (income) recognised in profit or loss	1
Tax Cuts and Jobs Act of 2017, change in tax rate, deferred tax recovery	$ 111
Corporate tax rate	26.50%	26.80%	26.80%
Solomon Power Station
Disposal Groups, Including Discontinued Operations [Line Items]
Current income tax expense(1)			$ 56